UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Global Fund

Part of Davis New York Venture Fund, Inc.

October 31, 2005

ANNUAL REPORT

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

Davis Global Fund began operations on December 22, 2004. During the period from the Fund’s inception through October 31, 2005, the stock market, as measured by the Morgan Stanley Capital International World Index1, increased by 4.92%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased at annualized rates of 3.3% to 3.8% over the last four calendar quarters ended September 30, 2005. Interest rates, as measured by the 10-year Treasury bond, began 2005 at about 4.2%, ranged as low as 4.0%, and ended October 2005 a little over 4.4%.

Performance Overview

Davis Global Fund’s Class A shares increased 8.47%, on net asset value, for the period from December 22, 2004 (commencement of operations) through October 31, 20052, out-performing the Morgan Stanley Capital International World Index1. To manage Davis Global Fund, Davis Advisors conducts extensive research to identify well-managed international companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

Davis Global Fund was declared effective by the Securities and Exchange Commission on December 22, 2004. Initial shareholders3 invested cash in the Fund and portfolio managers Christopher Davis, Jae Chung, Tania Pouschine, Danton Goei, Chip Tucker, and Kent Whitaker began active management of the fund on the same date.

The Fund’s largest sector holdings were in consumer discretionary companies. Overall, the Fund’s consumer discretionary sector holdings detracted from the Fund’s performance4. NTL5, Hunter Douglas, and News Corp. were among the top detractors from the Fund’s performance.

The Fund’s second largest sector holdings were in financial companies. Overall, the Fund’s financial sector holdings made positive contributions to the Fund’s performance. Groupe Bruxelles and AFLAC were among the Fund’s top contributors to performance. American International Group and Power Corp. of Canada were among the top detractors from the Fund’s performance.

The Fund’s third largest sector holdings were in consumer staple companies. Overall, the Fund’s consumer staples sector holdings made positive contributions to the Fund’s performance. Nong Shim Holdings and Lindt & Spruengli were among the Fund’s top contributors to performance.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

Tenaris, an energy company, merits special mention. The Fund’s significant investment in the company, coupled with the company’s performance, up over 100% since being purchased in January 2005, made Tenaris the single largest contributor to the Fund’s performance. Other companies contributing to performance included Telewest Global, a telecommunication service company, and Iron Mountain, a software and service company.

Individual companies detracting from performance included Lexmark International, a technology hardware and equipment company, and Cosco Pacific, a transportation company.

________________________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, (7) focused portfolio risk, and (8) selection risk. See the prospectus for a full description of each risk.

1            The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the Index.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. Below are the cumulative total returns for Davis Global Fund’s Class A shares for the period ended October 31, 2005. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)

Fund Name	Inception
Davis Global Fund A	8.47% - 12/22/04

(With the maximum 4.75% sales charge taken into consideration)

Fund Name	Inception
Davis Global Fund A	3.30% - 12/22/04

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

3       Class A, B, and C shares of Davis Global Fund have been registered with the Securities and Exchange Commission and in selected states where eligible investors are residents. Shares of Davis Global Fund are not available for sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

4          A company’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND

CLASS A FUND PERFORMANCE

Total Return for the Period		Expense Example
ended October 31, 2005			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(05/01/05)	(10/31/05)	(05/01/05-10/31/05)
		Actual	$1,000.00	$1,085.17	$6.87
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2005)	3.30%	before expenses)	$1,000.00	$1,018.75	$6.65

*Expenses are equal to the Class’s annualized expense ratio (1.30%), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

The annualized expense ratio stated above reflects a waiver of fees and/or a reimbursement of expenses. Without the waiver and/or reimbursement, the expense ratio would have been 1.45% for the six-month period ended October 31, 2005.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class A Shares on December 22, 2004 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by October 31, 2005, the value of your investment would have grown to $10,330 - a 3.30% increase on your initial investment. For comparison the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS B FUND PERFORMANCE

Total Return for the Period		Expense Example
ended October 31, 2005			Beginning	Ending	Expenses Paid
(This calculation includes a contingent			Account Value	Account Value	During Period*
deferred sales charge of 4%.)			(5/01/05)	(10/31/05)	(05/01/05-10/31/05)
		Actual	$1,000.00	$1,080.33	$12.13
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2005)	3.60%	before expenses)	$1,000.00	$1,013.68	$11.74

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

The annualized expense ratio stated above reflects a waiver of fees and/or a reimbursement of expenses. Without the waiver and/or reimbursement, the expense ratio would have been 2.44% for the six-month period ended October 31, 2005.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class B Shares on December 22, 2004 (commencement of operations). As the chart shows, by October 31, 2005, the value of your investment (less a 4% contingent deferred sales charge) would have grown to $10,360 - a 3.60% increase on your initial investment. For comparison, the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

CLASS C FUND PERFORMANCE

Total Return for the Period		Expense Example
ended October 31, 2005			Beginning	Ending	Expenses Paid
(This calculation includes a contingent			Account Value	Account Value	During Period*
deferred sales charge of 1%.)			(05/01/05)	(10/31/05)	(05/01/05-10/31/05)
		Actual	$1,000.00	$1,079.32	$12.12
Life of the Class (December 22,		Hypothetical (5% return
2004 through October 31, 2005)	6.50%	before expenses)	$1,000.00	$1,013.68	$11.74

*Expenses are equal to the Class’s annualized expense ratio (2.30%), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

The annualized expense ratio stated above reflects a waiver of fees and/or a reimbursement of expenses. Without the waiver and/or reimbursement, the expense ratio would have been 2.44% for the six-month period ended October 31, 2005.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Global Fund, Class C Shares on December 22, 2004 (commencement of operations). As the chart shows, by October 31, 2005, the value of your investment (less a 1% contingent deferred sales charge) would have grown to $10,650 - a 6.50% increase on your initial investment. For comparison, the Morgan Stanley Capital International World Index is also presented on the chart below.

The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad stock market. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund, contained in this report,- represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS GLOBAL FUND

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 05/01/05 to 10/31/05. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND

FUND OVERVIEW

At October 31, 2005

Country Diversification	% of Stock Holdings	Top 10 Holdings Stock	% of Fund Net Assets
United States	26.24%	American International Group, Inc.	5.86%
Netherlands	14.80%	Lagardere S.C.A	5.36%
Switzerland	10.29%	Tenaris S.A., ADR	4.46%
France	8.63%	Groupe Bruxelles Lambert S.A.	4.12%
United Kingdom	7.47%	Hunter Douglas NV	3.86%
South Korea	6.14%	News Corp., Class A	3.81%
Hong Kong	5.35%	Telewest Global, Inc.	3.78%
Luxembourg	4.54%	Kuehne & Nagel International AG,
Germany	4.28%	Registered	3.74%
Belgium	4.20%	Koninklijke (Royal) Philips
Canada	2.56%	Electronics NV, NY Shares	3.72%
Finland	1.96%	Lindt & Spruengli AG	3.59%
Bermuda	1.91%
Taiwan	1.63%
	100.00%

DAVIS GLOBAL FUND

Portfolio Activity – December 22, 2004 through October 31, 2005

New Positions Added (12/22/04 - 10/31/05)

(Highlighted positions are those greater than 3.00% of 10/31/05 total net assets)

			% of 10/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
AFLAC Inc.	Life & Health Insurance	04/14/05	2.42%
American International Group, Inc.	Multi-Line Insurance	01/07/05	5.86%
Amorepacific Corp.	Household & Personal Products	12/27/04	0.74%
China Merchants Holdings International Co., Ltd.	Transportation	03/02/05	2.86%
Chunghwa Telecom Co., Ltd., ADR	Telecommunication Services	08/10/05	1.60%
Continental AG	Automobiles & Components	07/15/05	1.90%
Cosco Pacific Ltd.	Transportation	04/15/05	2.40%
Diageo PLC	Food, Beverage, & Tobacco	12/22/04	1.80%
Essilor International S.A.	Health Care Equipment & Services	12/22/04	3.11%
Groupe Bruxelles Lambert S.A.	Diversified Financial Services	12/22/04	4.12%
Heineken Holding NV	Food, Beverage, & Tobacco	12/22/04	3.11%
Hunter Douglas NV	Consumer Durables & Apparel	12/22/04	3.86%
IDEXX Laboratories, Inc.	Health Care Equipment & Services	12/22/04	2.00%
Iron Mountain Inc.	Software & Services	02/08/05	2.52%
Koninklijke (Royal) Philips
Electronics NV, NY Shares	Consumer Durables & Apparel	12/22/04	3.72%
Kuehne & Nagel International AG, Registered	Transportation	03/24/05	3.74%
Lagardere S.C.A.	Media	12/22/04	5.36%
Lanxess	Materials	02/08/05	1.47%
Lexmark International, Inc., Class A	Technology Hardware & Equipment	06/02/05	1.57%
Lindt & Spruengli AG	Food, Beverage, & Tobacco	05/10/05	3.59%
Lotte Chilsung Beverage Co., Ltd.	Food, Beverage, & Tobacco	12/27/04	0.57%
Lotte Confectionery Co., Ltd.	Food, Beverage, & Tobacco	12/27/04	0.71%
Mohawk Industries, Inc.	Consumer Durables & Apparel	04/15/05	2.30%
News Corp., Class A	Media	10/05/05	3.81%
Nokia Oyj, ADR	Technology Hardware & Equipment	02/15/05	1.92%
Nong Shim Holdings Co., Ltd.	Food, Beverage, & Tobacco	12/27/04	0.83%
NTL Inc.	Media	12/22/04	3.51%
Pargesa Holding S.A., Bearer Shares	Diversified Financial Services	07/22/05	2.78%
Porsche AG	Automobiles & Components	07/27/05	0.83%
Power Corp. of Canada	Diversified Financial Services	07/21/05	2.51%

DAVIS GLOBAL FUND

Portfolio Activity – December 22, 2004 through October 31, 2005

New Positions Added (12/22/04 - 10/31/05) - Continued

(Highlighted positions are those greater than 3.00% of 10/31/05 total net assets)

			% of 10/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Rentokil Initial PLC	Commercial Services & Supplies	12/22/04	1.75%
ServiceMaster Co.	Consumer Services	02/09/05	1.76%
Ship Finance International Ltd.	Energy	05/04/05	1.88%
SK Telecom Co., Ltd., ADR	Telecommunication Services	12/22/04	2.57%
Tae Young Corp.	Capital Goods	12/27/04	0.60%
Telewest Global, Inc.	Telecommunication Services	12/22/04	3.78%
Tenaris S.A., ADR	Energy	01/12/05	4.46%
Unilever NV, NY Shares	Food, Beverage, & Tobacco	12/22/04	1.95%
Wolters Kluwer NV, CVA	Media	03/23/05	1.90%

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

At October 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.20%)

AUTOMOBILES & COMPONENTS – (2.74%)
2,700	Continental AG	$206,445
125	Porsche AG	90,108
		296,553
CAPITAL GOODS – (0.60%)
1,700	Tae Young Corp.	65,053
COMMERCIAL SERVICES & SUPPLIES – (1.75%)
70,000	Rentokil Initial PLC	190,186
CONSUMER DURABLES & APPAREL – (9.88%)
8,783	Hunter Douglas NV	417,882
15,400	Koninklijke (Royal) Philips Electronics NV, NY Shares	402,864
3,200	Mohawk Industries, Inc.*	249,760
		1,070,506
CONSUMER SERVICES – (1.76%)
15,200	ServiceMaster Co.	191,216
DIVERSIFIED FINANCIAL SERVICES – (9.41%)
4,900	Groupe Bruxelles Lambert S.A.	446,890
3,900	Pargesa Holding S.A., Bearer Shares	300,966
11,000	Power Corp. of Canada	272,229
		1,020,085
ENERGY – (6.34%)
10,700	Ship Finance International Ltd.	203,728
4,400	Tenaris S.A., ADR	483,340
		687,068
FOOD, BEVERAGE, & TOBACCO – (12.56%)
13,187	Diageo PLC	194,897
11,400	Heineken Holding NV	337,460
230	Lindt & Spruengli AG	389,592
70	Lotte Chilsung Beverage Co., Ltd.	61,954
80	Lotte Confectionery Co., Ltd.	76,475
1,080	Nong Shim Holdings Co., Ltd.	90,207
3,000	Unilever NV, NY Shares	210,930
		1,361,515
HEALTH CARE EQUIPMENT & SERVICES – (5.12%)
4,100	Essilor International S.A.	337,567
3,100	IDEXX Laboratories, Inc.*	217,171
		554,738
HOUSEHOLD & PERSONAL PRODUCTS – (0.74%)
270	Amorepacific Corp.	80,431

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

At October 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

LIFE & HEALTH INSURANCE – (2.42%)
5,500	AFLAC Inc.	$262,790
MATERIALS – (1.47%)
5,500	Lanxess*	159,514
MEDIA – (14.58%)
8,450	Lagardere S.C.A.	580,778
29,000	News Corp., Class A	413,250
6,200	NTL Inc.*	380,215
11,128	Wolters Kluwer NV, CVA	206,313
		1,580,556
MULTI-LINE INSURANCE – (5.86%)
9,800	American International Group, Inc.	635,040
SOFTWARE & SERVICES – (2.52%)
7,000	Iron Mountain Inc.*	273,000
TECHNOLOGY HARDWARE & EQUIPMENT – (3.50%)
4,100	Lexmark International, Inc., Class A*	170,232
12,400	Nokia Oyj, ADR	208,568
		378,800
TELECOMMUNICATION SERVICES – (7.96%)
10,000	Chunghwa Telecom Co., Ltd., ADR	173,200
13,800	SK Telecom Co., Ltd., ADR	278,898
18,000	Telewest Global, Inc.*	410,130
		862,228
TRANSPORTATION – (8.99%)
160,000	China Merchants Holdings International Co., Ltd.	309,594
158,000	Cosco Pacific Ltd.	259,865
1,730	Kuehne & Nagel International AG, Registered	404,876
		974,335

Total Common Stock – (identified cost $10,122,813)	10,643,614

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

At October 31, 2005

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (1.87%)

$50,000	Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $50,006
	(collateralized by: U.S. Government Agency obligations in a pooled
	cash account, total market value $51,000)	$50,000
100,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $100,011
	(collateralized by: U.S. Government Agency obligations in a pooled
	cash account, total market value $102,000)	100,000
53,000	UBS Financial Services Inc. Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $53,006
	(collateralized by: U.S. Government Agency obligations in a pooled
	cash account, total market value $54,060)	53,000

Total Short Term Investments – (identified cost $203,000)	203,000

Total Investments – (100.07%) – (identified cost $10,325,813) – (a)	10,846,614
Liabilities Less Other Assets – (0.07%)	(7,853)
Net Assets – (100%)	$10,838,761

* Non income-producing security.

(a)	Aggregate cost for Federal Income Tax purposes is $10,384,718. At October 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	865,063
Unrealized depreciation	(403,167)
Net unrealized appreciation	$461,896

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At October 31, 2005

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments) (identified cost $10,325,813)	$10,846,614
Cash	3,947
Cash – Foreign currencies (cost $6,902)	6,888
Receivables:
Dividends and interest receivables	5,903
Capital stock sold	83
Due from adviser	3,400
Total assets	10,866,835
LIABILITIES:
Accrued expenses	20,954
Accrued management fees	7,120
Total liabilities	28,074
NET ASSETS	$10,838,761

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$50,030
Additional paid-in capital	10,193,046
Undistributed net investment income	75,050
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	520,635
Net Assets	$10,838,761
CLASS A SHARES
Net assets	$10,836,610
Shares outstanding	1,000,405
Net asset value and redemption price per share	$10.83
Maximum offering price per share (100/95.25 of $10.83)*	$11.37
CLASS B SHARES
Net assets	$1,076
Shares outstanding	100
Net asset value, offering, and redemption price per share	$10.76
CLASS C SHARES
Net assets	$1,075
Shares outstanding	100
Net asset value, offering, and redemption price per share	$10.75

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF OPERATIONS

For the period from December 22, 2004 (commencement of operations) through October 31, 2005

Investment Income:
Income:
Dividends (Net of foreign withholding taxes of $17,100)		$164,291
Interest		8,028
Total income		172,319

Expenses:
Managements fees (Note 3)	$50,451
Custodian fees	22,287
Transfer agent fees:
Class A	4,372
Class B	3
Class C	3
Audit fees	12,000
Accounting fees (Note 3)	3,500
Legal fees	17
Reports to shareholders	4,270
Directors’ fees and expenses	99
Registration and filing fees	5,512
Miscellaneous	8,492
Payments under distribution plan (Note 4)
Class B	7
Class C	7
Total expenses		111,020
Expenses paid indirectly (Note 6)		(272)
Reimbursement of expenses by adviser (Note 3)		(23,325)
Net expenses		87,423
Net investment income		84,896

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss from:
Foreign currency transactions		(4,728)
Net increase in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies		520,635
Net realized and unrealized gain on investments and foreign currency		515,907
Net increase in net assets resulting from operations		$600,803

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF CHANGES IN NET ASSETS

December 22, 2004 (Commencement of operations) through October 31, 2005
OPERATIONS:
Net investment income	$84,896
Net realized loss from foreign currency transactions	(4,728)
Net increase in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	520,635
Net increase in net assets resulting from operations	600,803

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(5,118)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting From capital share transactions (Note 5):
Class A	10,241,080
Class B	998
Class C	998

Total increase in net assets	10,838,761

NET ASSETS
Beginning of period	-
End of period*	$10,838,761

*Including undistributed net investment income of	$75,050

See Notes to Financial Statements

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2005

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on “wash sale” transactions. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended October 31, 2005, amounts have been reclassified to reflect a decrease in undistributed net investment income of $4,728, and a corresponding decrease in accumulated net realized loss.

The tax character of distributions paid during the period ended October 31, 2005, was as follows:

2005
Ordinary income	$5,118

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$133,955
Net unrealized appreciation on investments and
foreign currency transactions	461,730
Total	$595,685

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2005

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases of investment securities (excluding short-term securities) for the period ended October 31, 2005, were $10,096,434. There were no sales of investment securities (excluding short-term securities) for the period ended October 31, 2005.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to Davis Advisors (the “Adviser”) at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the period ended October 31, 2005, approximated 0.75% of average net assets.

State Street Bank & Trust Co. (“State Street Bank”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the period ended October 31, 2005 amounted to $42. State Street Bank is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,500 for the period ended October 31, 2005. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares 2.30%). During the period ended October 31, 2005, the Adviser reimbursed the Fund $23,325. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the period ended October 31, 2005, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2005

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – Continued

CLASS A SHARES – Continued

The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the period ended October 31, 2005.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

During the period ended October 31, 2005, Class B shares of the Fund made distribution payments of $7. During the period ended October 31, 2005, there were no payments made for service fees.

There were no commission advances by the Distributor during the period ended October 31, 2005 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $60, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the period ended October 31, 2005, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2005

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – Continued

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

During the period ended October 31, 2005, Class C shares of the Fund made distribution payments of $7. During the period ended October 31, 2005, there were no payments made for service fees. During the period ended October 31, 2005, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 – CAPITAL STOCK

At October 31, 2005, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A	December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares	Amount
Shares subscribed	999,913	$10,236,040
Shares issued in reinvestment of distributions	500	5,118
	1,000,413	10,241,158
Shares redeemed	(8)	(78)
Net increase	1,000,405	$10,241,080

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2005

NOTE 5 – CAPITAL STOCK - Continued

Class B	December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares	Amount
Shares subscribed	108	$1,075
Shares redeemed	(8)	(77)
Net increase	100	$998

Class C	December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares	Amount
Shares subscribed	108	$1,075
Shares redeemed	(8)	(77)
Net increase	100	$998

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $272 during the period ended October 31, 2005.

NOTE 7 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the period ended October 31, 2005.

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASSES A, B, & C

Financial Highlights for a share of capital stock outstanding throughout the period.

	CLASS A	CLASS B	CLASS C
	December 22, 2004 (Commencement of operations) through October 31, 2005	December 22, 2004 (Commencement of operations) through October 31, 2005	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00

Income from Investment Operations:
Net Investment Income	0.10	0.03	0.03
Net Realized and Unrealized Gains	0.75	0.73	0.72
Total From Investment Operations	0.85	0.76	0.75

Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	-	-

Net Asset Value, End of Period	$10.83	$10.76	$10.75

Total Return[1]	8.47%	7.60%	7.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$10,837	$1	$1
Ratio of Expenses to Average Net Assets	1.30%*[3]	2.30%*[3,4]	2.30%*[3,4]
Ratio of Net Investment Income to Average Net Assets	1.26%*	0.26%*	0.26%*
Portfolio Turnover Rate[2]	0%	0%	0%

1    Assumes hypothetical initial investment on inception of offering, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.65%, 2.65%, and 2.65% for the period ended October 31, 2005 for Class A, Class B, and Class C, respectively.

4    Ratio of expenses to average net assets before the reduction of expenses paid indirectly was 2.31% for the period ended October 31, 2005 for each Class B and Class C.

*	Annualized.

See Notes to Financial Statements

Davis Global Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis New York Venture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Global Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of October 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 22, 2004 (commencement of operations) to October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Global Fund as of October 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 22, 2004 (commencement of operations) to October 31, 2005, in conformity with U.S. generally accepted accounting principles.

Denver, Colorado

December 9, 2005

DAVIS GLOBAL FUND

FUND INFORMATION

Federal Income Tax Information (Unaudited)

In early 2006, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during the calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During the fiscal year ended October 31, 2005, $5,118 of dividends paid by the Fund constituted income dividends for Federal Income Tax purposes.

Dividends paid by the Fund during the fiscal year ended October 31, 2005, which are not designated as capital gain distribution should be multiplied by 12% to arrive at the net amount eligible for the corporate dividends-received deduction.

For the fiscal year ended October 31, 2005, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $5,118 as qualified dividend income.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a Federal Tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction. For the fiscal year ended October 31, 2005, the Fund intends on passing through $17,100 as a foreign tax credit based on foreign source income of $162,275.

For purposes of preparing your Federal Income Tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute Form 1099-DIV which you should receive in early 2006.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Wesley E. Bass, Jr. (born 8/21/31)	Director	director since 1990	President, Bass & Associates (financial consulting); formerly First Deputy City Treasurer, City of Chicago; and Executive Vice President, Chicago Title and Trust Company (bank and trust).	12	none

Marc P. Blum (born 9/9/42)	Director	director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Investment Committee for Microgeneration Technology Fund, UTECH Funds.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

D. James Guzy (born 3/7/36)	Director	director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (born 3/18/37)	Director	director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	director since 1994	Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking).	12	none

Marsha Williams (born 3/28/51)	Director	director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors* - Continued

Andrew A. Davis (born 6/25/63)	Director	director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund and Selected Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS GLOBAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Wesley E. Bass, Jr.	Jeremy H. Biggs
Jeremy H. Biggs	Chairman
Marc P. Blum	Christopher C. Davis
Andrew A. Davis	President
Christopher C. Davis	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
D. James Guzy	Executive Vice President &
G. Bernard Hamilton	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief
Christian R. Sonne	Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent & Custodian

State Street Bank and Trust Company

c/o The Davis Funds

P. O. Box 8406

Boston, Massachusetts 02266-8406

Counsel

Seyfarth Shaw LLP

55 East Monroe Street, Suite 4200

Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street

Suite 2700

Denver, Colorado 80202

For more information about Davis Global Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsh Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year end October 31, 2005 were $3,000. October 31, 2005 was the first fiscal year end for Davis Global Fund.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year end October 31, 2005 were $0. October 31, 2005 was the first fiscal year end for Davis Global Fund.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year end October 31, 2005 were $1,560. October 31, 2005 was the first fiscal year end for Davis Global Fund.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year end October 31, 2005 were $0. October 31, 2005 was the first fiscal year end for Davis Global Fund.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2005 and July 31, 2004. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: January 6, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: January 6, 2006